FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	£ 474,470	£ 464,044
Loans and advances to banks	4,852	3,692
Debt securities	5,325	5,095
The Bank [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	177,569	172,315
Loans and advances to banks	4,453	3,153
Debt securities	5,241	4,960
Level 2 of fair value hierarchy [member] | The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	51,624	35,879
Loans and advances to banks	408	461
Debt securities	5,317	5,107
Level 2 of fair value hierarchy [member] | The Group [member] | Reverse Repurchase Agreement [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	51,624	35,879
Loans and advances to banks	408	461
Level 2 of fair value hierarchy [member] | The Bank [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	51,624	35,879
Loans and advances to banks	408	461
Debt securities	5,242	4,980
Level 2 of fair value hierarchy [member] | The Bank [member] | Reverse Repurchase Agreement [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	51,624	35,879
Loans and advances to banks	408	461
Level 3 of fair value hierarchy [member] | The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	423,504	427,917
Loans and advances to banks	4,441	3,194
Due from fellow Lloyds Banking Group undertakings	1,854	1,878
Level 3 of fair value hierarchy [member] | The Bank [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	123,576	133,940
Loans and advances to banks	4,042	2,692
Due from fellow Lloyds Banking Group undertakings	202,277	153,585
Gross carrying amount [member] | The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	474,470	464,044
Loans and advances to banks	4,852	3,692
Debt securities	5,325	5,095
Due from fellow Lloyds Banking Group undertakings	1,854	1,878
Gross carrying amount [member] | The Group [member] | Reverse Repurchase Agreement [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	51,624	35,879
Loans and advances to banks	408	461
Gross carrying amount [member] | The Bank [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	177,569	172,315
Loans and advances to banks	4,453	3,153
Debt securities	5,241	4,960
Due from fellow Lloyds Banking Group undertakings	202,277	153,585
Gross carrying amount [member] | The Bank [member] | Reverse Repurchase Agreement [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	51,624	35,879
Loans and advances to banks	408	461
At fair value [member] | The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	475,128	463,796
Loans and advances to banks	4,849	3,655
Debt securities	5,317	5,107
Due from fellow Lloyds Banking Group undertakings	1,854	1,878
At fair value [member] | The Group [member] | Reverse Repurchase Agreement [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	51,624	35,879
Loans and advances to banks	408	461
At fair value [member] | The Bank [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	175,200	169,819
Loans and advances to banks	4,450	3,153
Debt securities	5,242	4,980
Due from fellow Lloyds Banking Group undertakings	202,277	153,585
At fair value [member] | The Bank [member] | Reverse Repurchase Agreement [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	51,624	35,879
Loans and advances to banks	£ 408	£ 461